FINANCING RECEIVABLES, NET - Schedule of movement for allowance for financing receivables (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of movement for allowance for financing receivables - Roll Forward
Balance at the beginning of the year	¥ 57,971,477	$ 7,942,060	¥ 60,673,961
Reversal	(220,198,793)	(30,167,111)	(234,217,651)
Recovery	172,881,938	23,684,728	162,845,410
Balance at the end of the year - net basis	10,654,622		3,075,936	$ 1,459,677
Balance at the end of the year	10,654,622	$ 1,459,677	57,971,477
Adjustment | Adoption of ASC 326
Schedule of movement for allowance for financing receivables - Roll Forward
Balance at the beginning of the year	¥ 54,895,541
Balance at the end of the year - net basis			13,774,216
Balance at the end of the year			¥ 54,895,541